500 E. Swedesford Road, Suite 104 Wayne, PA 19087	610.687.5320 www.cipperman.com

January 7, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:	Cheswold Lane Funds
Registration Nos. 333-133392; 811-21891
CIK Number: 0001359318

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Cheswold Lane Fund’s Prospectus. The attached XBRL-coded Prospectus disclosure is based on the disclosure found in the Trust’s Prospectus Supplement dated December 31, 2012 (to the Prospectus dated April 30, 2012)

If you have any questions regarding this letter, please do not hesitate to contact me at 484-588-2115.

Very truly yours,

/s/ Gino Malaspina, Esq.